Common Stock (Details Narrative) - USD ($)					12 Months Ended
	Jul. 10, 2023	Jun. 01, 2023	Mar. 07, 2023	Dec. 13, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 14, 2022
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock					$ 0	$ 549,900
Common Stock, Shares Authorized				90,000,000		500,000,000		500,000,000
Stockholders' Equity, Reverse Stock Split	1-for-2 reverse stock split
Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			150,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						632,500	7,552,000
[custom:GrossProceedsFromIssuanceOfCommonStock]						$ 2,530,000
Proceeds from Issuance of Common Stock						$ 2,442,000	$ 2,306,000
Conversion of Stock, Shares Converted		500,000		1,400,000